Condensed Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Stockholders' Equity
Cash dividends declared, per share	$ 1.28	$ 1.28	$ 1.28
Purchase of treasury shares			3,000
Issuance of restricted stock from treasury		5,250